Vanguard Russell 1000 Value Index Fund

Schedule of Investments (unaudited)
As of May 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value
	Shares	($000)
Common Stocks (99.8%)
Consumer Discretionary (11.2%)
Walt Disney Co.	522,271	61,262
Walmart Inc.	370,798	46,001
McDonald's Corp.	189,213	35,254
Home Depot Inc.	140,263	34,853
Comcast Corp. Class A	714,148	28,280
Target Corp.	138,824	16,982
* Charter Communications Inc. Class A	18,509	10,069
General Motors Co.	371,236	9,608
* Uber Technologies Inc.	252,728	9,179
Ford Motor Co.	1,169,713	6,679
DR Horton Inc.	100,159	5,539
Aptiv plc	71,803	5,410
Tiffany & Co.	36,126	4,629
* Liberty Broadband Corp. Class C	31,684	4,329
Best Buy Co. Inc.	52,680	4,114
Garmin Ltd.	43,169	3,893
Genuine Parts Co.	41,887	3,494
* Dollar Tree Inc.	32,232	3,155
Lennar Corp. Class A	48,738	2,947
Royal Caribbean Cruises Ltd.	51,411	2,667
Fox Corp. Class A	91,227	2,661
PulteGroup Inc.	75,563	2,567
Las Vegas Sands Corp.	52,257	2,505
* DISH Network Corp. Class A	77,737	2,460
* CarMax Inc.	25,979	2,287
MGM Resorts International	132,352	2,274
Whirlpool Corp.	18,379	2,239
* LKQ Corp.	78,101	2,145
^ Carnival Corp.	133,422	2,100
Advance Auto Parts Inc.	14,944	2,082
* Liberty Media Corp -Liberty Formula One Class C	59,602	2,065
Gentex Corp.	75,795	2,004
* Caesars Entertainment Corp.	173,409	1,975
* Discovery Communications Inc. Class C	100,566	1,970
BorgWarner Inc.	60,997	1,961
Lear Corp.	18,148	1,925
Aramark	74,048	1,917
Interpublic Group of Cos. Inc.	103,859	1,777
Fortune Brands Home & Security Inc.	28,482	1,736
* Liberty Media Corp -Liberty SiriusXM Class C	45,529	1,660
* Mohawk Industries Inc.	17,680	1,648
Omnicom Group Inc.	29,957	1,641
* Lyft Inc. Class A	51,772	1,618
New York Times Co. Class A	39,615	1,554
Williams-Sonoma Inc.	18,639	1,551

	ViacomCBS Inc. Class B	74,278	1,541
	Newell Brands Inc.	114,438	1,505
	News Corp. Class A	117,418	1,438
	Thor Industries Inc.	15,702	1,353
	Service Corp. International	33,669	1,328
	Nielsen Holdings plc	91,607	1,272
*	Grand Canyon Education Inc.	12,960	1,265
	Fox Corp. Class B	43,585	1,254
	Leggett & Platt Inc.	39,446	1,207
*	frontdoor Inc.	25,562	1,167
	Toll Brothers Inc.	35,653	1,152
*	ServiceMaster Global Holdings Inc.	34,702	1,142
	Tapestry Inc.	83,113	1,130
	Ralph Lauren Corp. Class A	14,371	1,085
*	Discovery Inc.	46,380	1,009
	Harley-Davidson Inc.	46,075	983
*	Liberty Broadband Corp. Class A	7,263	978
	PVH Corp.	21,181	963
	Yum China Holdings Inc.	20,497	950
*	Qurate Retail Group Inc. QVC Group Class A	114,939	946
*	Liberty Media Corp -Liberty SiriusXM Class A	25,725	939
*,^	Norwegian Cruise Line Holdings Ltd.	59,376	930
	L Brands Inc.	57,365	929
	Yum! Brands Inc.	10,231	918
	Kohl's Corp.	46,327	890
*	Madison Square Garden Sports C	5,168	882
	Wyndham Hotels & Resorts Inc.	18,959	871
	Wyndham Destinations Inc.	27,043	860
	Dollar General Corp.	4,489	860
	Foot Locker Inc.	30,912	856
	H&R Block Inc.	49,883	848
	Amerco	2,585	834
*	Skechers USA Inc. Class A	25,263	791
	Dick's Sporting Goods Inc.	17,806	642
*	AutoNation Inc.	16,221	640
	Extended Stay America Inc.	55,391	637
	Carter's Inc.	7,229	621
	Hyatt Hotels Corp. Class A	11,025	607
	Macy's Inc.	92,246	587
	Gap Inc.	64,567	575
	Goodyear Tire & Rubber Co.	70,298	535
	John Wiley & Sons Inc. Class A	13,181	530
	Six Flags Entertainment Corp.	21,732	499
	Cinemark Holdings Inc.	32,259	485
*	Hilton Grand Vacations Inc.	21,558	464
	Choice Hotels International Inc.	5,646	456
	Graham Holdings Co. Class B	1,241	445
	Expedia Group Inc.	5,424	431
	News Corp. Class B	34,486	423
	Wynn Resorts Ltd.	4,922	410
*	2U Inc.	10,970	400
*	Madison Square Garden Entertainment Corp.	4,955	393
	Penske Automotive Group Inc.	10,093	361
*	Capri Holdings Ltd.	23,881	359
*	Urban Outfitters Inc.	20,679	350
	Coty Inc. Class A	87,455	317
	Reynolds Consumer Products Inc.	8,594	287

* Mattel Inc.	30,464	281
* Lions Gate Entertainment Corp. Class B	36,018	271
Nexstar Media Group Inc. Class A	3,196	266
Hanesbrands Inc.	25,082	247
Vail Resorts Inc.	1,224	243
International Game Technology plc	27,387	231
* Liberty Media Corp -Liberty Formula One Class A	6,230	211
Columbia Sportswear Co.	2,868	210
Polaris Inc.	1,858	162
* Under Armour Inc. Class C	20,539	161
* Under Armour Inc. Class A	17,881	156
* IAA Inc.	3,131	128
Dunkin' Brands Group Inc.	1,718	110
Lennar Corp. Class B	2,441	110
* Lions Gate Entertainment Corp. Class A	12,115	97
* Liberty Media Corp -Liberty SiriusXM Rights Exp. 06/05/2020	6,652	72
TripAdvisor Inc.	3,257	63
KAR Auction Services Inc.	3,734	54
ViacomCBS Inc. Class A	46	1
Sinclair Broadcast Group Inc. Class A	42	1
		398,271
Consumer Staples (9.6%)
Procter & Gamble Co.	685,676	79,484
Philip Morris International Inc.	464,938	34,108
CVS Health Corp.	388,111	25,448
Mondelez International Inc. Class A	425,403	22,172
Colgate-Palmolive Co.	251,420	18,185
Coca-Cola Co.	364,695	17,024
Kimberly-Clark Corp.	102,131	14,445
General Mills Inc.	181,069	11,415
Altria Group Inc.	286,683	11,195
Walgreens Boots Alliance Inc.	225,447	9,681
PepsiCo Inc.	67,025	8,817
Constellation Brands Inc. Class A	47,419	8,189
Kroger Co.	237,672	7,753
McKesson Corp.	43,026	6,827
Archer-Daniels-Midland Co.	166,817	6,558
Corteva Inc.	223,709	6,109
Kraft Heinz Co.	186,692	5,688
Tyson Foods Inc. Class A	86,022	5,285
Conagra Brands Inc.	144,235	5,018
Hormel Foods Corp.	83,383	4,072
JM Smucker Co.	32,652	3,720
Kellogg Co.	45,271	2,957
Keurig Dr Pepper Ord Shs	82,365	2,300
McCormick & Co. Inc.	13,000	2,277
Molson Coors Beverage Co. Class B	51,941	1,972
Lamb Weston Holdings Inc.	32,304	1,940
* Beyond Meat Inc.	14,108	1,810
Ingredion Inc.	19,783	1,666
Bunge Ltd.	41,069	1,603
Clorox Co.	6,895	1,422
Flowers Foods Inc.	57,454	1,355
Casey's General Stores Inc.	8,087	1,292
* US Foods Holding Corp.	64,027	1,225
* Herbalife Nutrition Ltd.	25,335	1,111
Campbell Soup Co.	21,222	1,082

*	Post Holdings Inc.	10,745	935
	Energizer Holdings Inc.	18,955	832
*	Hain Celestial Group Inc.	25,086	790
*	TreeHouse Foods Inc.	13,983	737
	Hershey Co.	5,359	727
	Spectrum Brands Holdings Inc	13,688	648
*	Grocery Outlet Holding Corp.	16,994	626
	Nu Skin Enterprises Inc. Class A	15,952	593
*	Sprouts Farmers Market Inc.	18,000	452
*	Pilgrim's Pride Corp.	10,918	226
	Seaboard Corp.	75	220
	Brown-Forman Corp. Class B	3,302	218
	Brown-Forman Corp. Class A	1,255	74
			342,283
Energy (6.3%)
	Exxon Mobil Corp.	1,266,085	57,569
	Chevron Corp.	570,216	52,289
	ConocoPhillips	324,727	13,697
	Phillips 66	131,871	10,320
	Kinder Morgan Inc.	583,240	9,215
	EOG Resources Inc.	173,484	8,842
	Valero Energy Corp.	122,567	8,168
	Schlumberger Ltd.	414,243	7,651
	Williams Cos. Inc.	363,084	7,418
	Marathon Petroleum Corp.	192,710	6,772
	Hess Corp.	79,806	3,788
	Occidental Petroleum Corp.	266,359	3,449
	Concho Resources Inc.	59,093	3,222
	Baker Hughes Co. Class A	193,315	3,192
	ONEOK Inc.	83,104	3,049
	Halliburton Co.	258,336	3,035
	Pioneer Natural Resources Co.	28,081	2,572
	Diamondback Energy Inc.	38,054	1,620
	National Oilwell Varco Inc.	113,395	1,414
	HollyFrontier Corp.	44,919	1,413
*	Cheniere Energy Inc.	29,521	1,309
	Marathon Oil Corp.	239,783	1,280
	Devon Energy Corp.	114,896	1,242
	Noble Energy Inc.	142,002	1,240
	Targa Resources Corp.	69,276	1,239
	Apache Corp.	113,661	1,226
*	First Solar Inc.	24,797	1,156
	Valvoline Inc.	56,621	1,039
	EQT Corp.	76,076	1,015
	Cabot Oil & Gas Corp.	45,342	900
	Cimarex Energy Co.	30,233	795
*	WPX Energy Inc.	125,009	709
	Helmerich & Payne Inc.	32,201	648
	Murphy Oil Corp.	44,097	527
	Equitrans Midstream Corp.	52,871	428
	PBF Energy Inc. Class A	36,067	383
	Range Resources Corp.	60,590	363
	Parsley Energy Inc. Class A	38,683	354
	Antero Midstream Corp.	73,472	351
	Continental Resources Inc.	24,656	302
	Patterson-UTI Energy Inc.	60,574	223
*,^	Apergy Corp.	24,536	223

*	Transocean Ltd.	165,894	221
*	Antero Resources Corp.	72,063	215
	Kosmos Energy Ltd.	114,976	209
*	Centennial Resource Development Inc. Class A	58,066	59
*,^	Chesapeake Energy Corp.	2,059	27
			226,378
Financial Services (26.1%)
*	Berkshire Hathaway Inc. Class B	585,096	108,582
	JPMorgan Chase & Co.	932,904	90,781
	Bank of America Corp.	2,391,851	57,691
	Citigroup Inc.	632,291	30,293
	Wells Fargo & Co.	1,114,437	29,499
	BlackRock Inc.	44,044	23,283
	Prologis Inc.	219,110	20,049
	CME Group Inc.	105,909	19,339
	Goldman Sachs Group Inc.	95,318	18,729
	Chubb Ltd.	134,792	16,437
	Morgan Stanley	348,163	15,389
	US Bancorp	416,958	14,827
	PNC Financial Services Group Inc.	129,444	14,762
	Truist Financial Corp.	400,484	14,730
	Digital Realty Trust Inc.	77,870	11,179
	Fidelity National Information Services Inc.	70,811	9,831
	Intercontinental Exchange Inc.	99,013	9,629
	Allstate Corp.	95,272	9,319
	Capital One Financial Corp.	135,923	9,248
	Progressive Corp.	117,371	9,117
	Bank of New York Mellon Corp.	239,786	8,913
	MetLife Inc.	232,875	8,386
	American Express Co.	87,601	8,328
	Aflac Inc.	217,628	7,937
	Willis Towers Watson plc	38,581	7,828
	American International Group Inc.	260,341	7,826
	Prudential Financial Inc.	118,687	7,235
	Travelers Cos. Inc.	64,000	6,847
	Equity Residential	109,028	6,603
	AvalonBay Communities Inc.	41,641	6,496
	State Street Corp.	106,309	6,481
	Welltower Inc.	122,688	6,217
	T. Rowe Price Group Inc.	48,883	5,910
	Alexandria Real Estate Equities Inc.	36,096	5,549
	Realty Income Corp.	97,449	5,390
	Charles Schwab Corp.	137,882	4,951
	Essex Property Trust Inc.	19,573	4,752
	Northern Trust Corp.	57,705	4,559
	Ameriprise Financial Inc.	32,448	4,545
	First Republic Bank	41,705	4,511
	Weyerhaeuser Co.	222,762	4,498
	Invitation Homes Inc.	160,036	4,209
	Arthur J Gallagher & Co.	43,845	4,134
	Hartford Financial Services Group Inc.	107,870	4,130
	M&T Bank Corp.	38,715	4,091
	Fifth Third Bancorp	210,697	4,085
	Nasdaq Inc.	34,066	4,035
	Boston Properties Inc.	46,319	3,982
	Mid-America Apartment Communities Inc.	33,890	3,943
	Ventas Inc.	110,834	3,874

Duke Realty Corp.	109,270	3,768
Healthpeak Properties Inc.	150,771	3,715
KeyCorp	292,250	3,463
* Markel Corp.	3,703	3,323
Regions Financial Corp.	287,862	3,256
Principal Financial Group Inc.	81,208	3,136
Citizens Financial Group Inc.	129,682	3,125
* SVB Financial Group	14,376	3,087
WP Carey Inc.	50,975	3,054
UDR Inc.	82,119	3,037
Discover Financial Services	59,859	2,844
Sun Communities Inc.	20,504	2,813
* Arch Capital Group Ltd.	98,738	2,786
* CBRE Group Inc. Class A	63,118	2,776
Medical Properties Trust Inc.	153,090	2,768
Synchrony Financial	133,691	2,723
Huntington Bancshares Inc.	305,114	2,712
VICI Properties Inc.	137,544	2,699
Cincinnati Financial Corp.	45,393	2,676
Brown & Brown Inc.	66,214	2,662
Fidelity National Financial Inc.	83,296	2,657
Cboe Global Markets Inc.	24,832	2,644
Annaly Capital Management Inc.	425,373	2,620
Camden Property Trust	27,799	2,546
Host Hotels & Resorts Inc.	211,988	2,531
WR Berkley Corp.	43,026	2,493
E*TRADE Financial Corp.	54,641	2,488
CyrusOne Inc.	33,251	2,472
Loews Corp.	73,923	2,457
Globe Life Inc.	31,799	2,449
Equitable Holdings Inc.	123,213	2,355
* Zillow Group Inc. Class C	40,138	2,328
Lincoln National Corp.	59,758	2,267
Public Storage	10,774	2,184
Regency Centers Corp.	49,575	2,121
Omega Healthcare Investors Inc.	67,644	2,106
AGNC Investment Corp.	162,065	2,097
Gaming and Leisure Properties Inc.	60,053	2,074
Raymond James Financial Inc.	28,346	1,964
Marsh & McLennan Cos. Inc.	18,400	1,949
Western Union Co.	97,310	1,948
Alleghany Corp.	3,778	1,938
Iron Mountain Inc.	75,210	1,937
Ally Financial Inc.	111,040	1,937
Commerce Bancshares Inc.	30,051	1,915
Assurant Inc.	18,128	1,860
Vornado Realty Trust	51,310	1,858
Federal Realty Investment Trust	22,431	1,792
Kilroy Realty Corp.	31,019	1,772
VEREIT Inc.	316,977	1,737
Healthcare Trust of America Inc. Class A	64,788	1,715
Reinsurance Group of America Inc. Class A	18,530	1,682
Everest Re Group Ltd.	8,402	1,667
Voya Financial Inc.	36,918	1,663
First American Financial Corp.	32,297	1,631
Apartment Investment and Management Co.	43,782	1,614
CubeSmart	56,666	1,613

Prosperity Bancshares Inc.	24,449	1,599
Zions Bancorp NA	48,504	1,596
National Retail Properties Inc.	50,767	1,594
Franklin Resources Inc.	81,674	1,541
East West Bancorp Inc.	43,609	1,524
People's United Financial Inc.	130,473	1,494
Douglas Emmett Inc.	48,973	1,438
Comerica Inc.	39,440	1,434
Jones Lang LaSalle Inc.	13,504	1,383
Kimco Realty Corp.	123,302	1,370
New York Community Bancorp Inc.	133,820	1,345
RenaissanceRe Holdings Ltd.	7,995	1,342
Life Storage Inc.	13,745	1,340
Cousins Properties Inc.	42,982	1,338
American Financial Group Inc.	21,671	1,305
American Campus Communities Inc.	40,209	1,299
Cullen/Frost Bankers Inc.	17,073	1,297
Old Republic International Corp.	83,017	1,294
TCF Financial Corp.	44,405	1,284
Legg Mason Inc.	25,312	1,261
STORE Capital Corp.	64,642	1,250
Equity Commonwealth	36,373	1,226
Highwoods Properties Inc.	30,872	1,181
Hanover Insurance Group Inc.	11,681	1,172
Eaton Vance Corp.	31,213	1,125
American Homes 4 Rent Class A	44,522	1,124
Popular Inc.	27,900	1,102
Jefferies Financial Group Inc.	74,918	1,098
Starwood Property Trust Inc.	81,713	1,083
Hudson Pacific Properties Inc.	44,664	1,080
JBG SMITH Properties	35,922	1,068
SEI Investments Co.	19,511	1,058
Janus Henderson Group plc	47,386	1,022
Brixmor Property Group Inc.	88,996	993
SL Green Realty Corp.	23,520	991
Affiliated Managers Group Inc.	14,765	984
Western Alliance Bancorp	25,732	982
SLM Corp.	127,601	967
Rayonier Inc.	40,604	964
Kemper Corp.	15,075	956
* Brighthouse Financial Inc.	31,293	930
* Zillow Group Inc. Class A	15,960	925
Unum Group	60,165	911
Invesco Ltd.	111,676	890
New Residential Investment Corp.	122,660	879
First Horizon National Corp.	93,510	874
Pinnacle Financial Partners Inc.	21,896	873
MGIC Investment Corp.	104,644	859
Corporate Office Properties Trust	34,347	858
Spirit Realty Capital Inc.	29,903	850
Axis Capital Holdings Ltd.	22,587	848
White Mountains Insurance Group Ltd.	912	835
Signature Bank	8,101	834
Bank OZK	36,669	825
First Citizens BancShares Inc. Class A	2,049	789
Webster Financial Corp.	27,471	777
Bank of Hawaii Corp.	11,993	771

Synovus Financial Corp.	39,138	751
EPR Properties	23,529	743
Taubman Centers Inc.	17,799	736
Assured Guaranty Ltd.	28,090	728
Umpqua Holdings Corp.	63,850	727
* Athene Holding Ltd. Class A	24,482	707
Extra Space Storage Inc.	7,293	706
Park Hotels & Resorts Inc.	71,676	705
Wintrust Financial Corp.	16,609	704
Sterling Bancorp	57,141	703
Interactive Brokers Group Inc.	16,545	701
FNB Corp.	93,849	695
First Hawaiian Inc.	39,778	686
Weingarten Realty Investors	36,566	654
Apple Hospitality REIT Inc.	63,546	649
Associated Banc-Corp	45,118	632
Simon Property Group Inc.	10,566	610
PacWest Bancorp	33,918	587
BankUnited Inc.	28,429	525
Lazard Ltd. Class A	19,282	518
Santander Consumer USA Holdings Inc.	30,997	512
Outfront Media Inc.	36,483	512
Brandywine Realty Trust	52,673	508
Alliance Data Systems Corp.	10,896	505
BOK Financial Corp.	9,778	498
Jack Henry & Associates Inc.	2,694	487
CIT Group Inc.	26,212	475
^ Chimera Investment Corp.	56,312	468
OneMain Holdings Inc	19,742	461
Paramount Group Inc.	59,107	456
Erie Indemnity Co. Class A	2,494	449
Columbia Property Trust Inc.	34,585	440
Navient Corp.	58,859	438
* Howard Hughes Corp.	8,355	423
Evercore Inc.	7,502	413
* Texas Capital Bancshares Inc.	15,086	404
TD Ameritrade Holding Corp.	10,248	382
Primerica Inc.	3,333	379
Two Harbors Investment Corp.	82,156	371
Retail Properties of America Inc.	64,517	350
Service Properties Trust	49,368	333
CoreSite Realty Corp.	2,598	324
Mercury General Corp.	7,987	321
Empire State Realty Trust Inc.	45,208	300
Macerich Co.	42,722	291
Colony Capital Inc.	129,930	261
SITE Centers Corp.	44,646	253
CNA Financial Corp.	8,160	247
MFA Financial Inc.	135,659	229
BGC Partners Inc. Class A	86,996	224
TFS Financial Corp.	13,679	211
Virtu Financial Inc. Class A	8,692	207
American National Insurance Co.	2,043	154
* Credit Acceptance Corp.	403	149
* Bill.com Holdings Inc.	848	59
		930,456

Health Care (14.5%)
Johnson & Johnson	674,651	100,354
Pfizer Inc.	1,664,166	63,554
Medtronic plc	401,527	39,583
Danaher Corp.	176,991	29,488
Abbott Laboratories	292,173	27,733
Gilead Sciences Inc.	326,558	25,416
Becton Dickinson and Co.	74,979	18,515
Bristol-Myers Squibb Co.	288,978	17,258
Anthem Inc.	53,686	15,790
Cigna Corp.	76,005	14,997
* Regeneron Pharmaceuticals Inc.	22,226	13,620
Thermo Fisher Scientific Inc.	38,036	13,282
* Biogen Inc.	34,129	10,481
Humana Inc.	22,577	9,271
AbbVie Inc.	84,910	7,869
Zimmer Biomet Holdings Inc.	61,369	7,753
Agilent Technologies Inc.	83,791	7,385
Baxter International Inc.	76,543	6,890
Cardinal Health Inc.	87,508	4,786
* Laboratory Corp. of America Holdings	27,206	4,770
Quest Diagnostics Inc.	39,758	4,703
* IQVIA Holdings Inc.	30,299	4,530
Cooper Cos. Inc.	12,495	3,961
STERIS plc	23,468	3,893
* Catalent Inc.	45,604	3,545
HCA Healthcare Inc.	32,252	3,448
Amgen Inc.	14,083	3,235
Merck & Co. Inc.	39,598	3,196
* Bio-Rad Laboratories Inc. Class A	6,320	3,105
Dentsply Sirona Inc.	66,530	3,095
* Qiagen NV	65,936	2,887
* Mylan NV	153,506	2,620
PerkinElmer Inc.	25,916	2,604
* Elanco Animal Health Inc.	118,490	2,537
* Horizon Therapeutics plc	49,178	2,495
Universal Health Services Inc. Class B	23,315	2,459
* Henry Schein Inc.	38,070	2,312
* DaVita Inc.	26,071	2,111
Perrigo Co. plc	37,444	2,051
* Alexion Pharmaceuticals Inc.	15,341	1,839
* Centene Corp.	25,082	1,662
* United Therapeutics Corp.	12,733	1,502
* Exelixis Inc.	52,936	1,308
* Bluebird Bio Inc.	19,071	1,213
West Pharmaceutical Services Inc.	5,215	1,127
* Integra LifeSciences Holdings Corp.	20,736	1,081
Encompass Health Corp.	14,598	1,069
Hill-Rom Holdings Inc.	9,489	965
* Nektar Therapeutics Class A	42,761	928
* Agios Pharmaceuticals Inc.	16,087	832
* Hologic Inc.	14,934	791
* ICU Medical Inc.	3,920	783
* Alkermes plc	47,198	772
* Acadia Healthcare Co. Inc.	26,229	750
* Molina Healthcare Inc.	3,995	742
* Alnylam Pharmaceuticals Inc.	5,276	714

* Premier Inc. Class A	18,606	647
* Avantor Inc.	29,720	564
* Change Healthcare Inc.	32,963	411
* Moderna Inc.	6,494	399
* MEDNAX Inc.	24,196	376
* Envista Holdings Corp.	15,422	326
* PPD Inc.	8,577	234
* Jazz Pharmaceuticals plc	1,922	229
* Adaptive Biotechnologies Corp.	5,900	228
Cantel Medical Corp.	5,026	211
		519,285
Materials & Processing (4.7%)
Linde plc	160,642	32,504
Newmont Corp.	244,527	14,297
Air Products and Chemicals Inc.	56,445	13,640
DuPont de Nemours Inc.	221,700	11,247
Dow Inc.	223,826	8,640
LyondellBasell Industries NV Class A	79,504	5,069
PPG Industries Inc.	47,665	4,846
^ International Flavors & Fragrances Inc.	31,970	4,258
International Paper Co.	117,044	3,985
Freeport-McMoRan Inc.	430,493	3,904
Masco Corp.	82,319	3,840
Nucor Corp.	90,568	3,827
FMC Corp.	38,467	3,785
Celanese Corp. Class A	35,690	3,209
Packaging Corp. of America	28,008	2,840
Eastman Chemical Co.	40,697	2,771
Martin Marietta Materials Inc.	12,945	2,487
Albemarle Corp.	31,366	2,400
RPM International Inc.	31,734	2,373
Westrock Co.	76,111	2,136
Reliance Steel & Aluminum Co.	19,460	1,888
Royal Gold Inc.	13,363	1,780
Watsco Inc.	9,669	1,720
CF Industries Holdings Inc.	58,280	1,712
Owens Corning	31,663	1,662
Steel Dynamics Inc.	62,012	1,647
AO Smith Corp.	33,511	1,592
Sonoco Products Co.	29,393	1,523
Howmet Aerospace Inc.	114,889	1,503
Sealed Air Corp.	43,417	1,394
MDU Resources Group Inc.	58,713	1,278
Mosaic Co.	104,272	1,261
AptarGroup Inc.	11,288	1,257
Graphic Packaging Holding Co.	85,003	1,230
Huntsman Corp.	64,910	1,178
Ashland Global Holdings Inc.	16,494	1,108
* Berry Global Group Inc.	24,451	1,098
* Crown Holdings Inc.	16,108	1,054
* Axalta Coating Systems Ltd.	43,039	995
Timken Co.	20,083	854
* Univar Solutions Inc.	51,147	791
Silgan Holdings Inc.	23,608	789
Acuity Brands Inc.	8,768	755
Fastenal Co.	16,357	675
Chemours Co.	49,366	647

Cabot Corp.	17,104	611
Olin Corp.	45,561	548
* Alcoa Corp.	56,158	517
Westlake Chemical Corp.	10,334	493
* Element Solutions Inc.	40,554	442
* Arconic Corp.	29,093	421
Trane Technologies plc	4,422	399
United States Steel Corp.	49,495	398
Domtar Corp.	17,225	351
O-I Glass Inc.	44,725	343
Vulcan Materials Co.	3,067	332
Southern Copper Corp.	6,167	224
Avery Dennison Corp.	1,748	193
Lennox International Inc.	878	188
Eagle Materials Inc.	2,034	136
GrafTech International Ltd.	16,708	114
NewMarket Corp.	217	95
Ardagh Group SA	5,462	66
Hexcel Corp.	1,771	64
		169,384
Producer Durables (8.6%)
Raytheon Technologies Corp.	316,664	20,431
Caterpillar Inc.	147,784	17,753
General Electric Co.	2,588,100	17,004
Honeywell International Inc.	110,176	16,069
Norfolk Southern Corp.	66,827	11,915
Deere & Co.	75,294	11,454
Eaton Corp. plc	123,313	10,469
General Dynamics Corp.	71,148	10,447
Emerson Electric Co.	167,171	10,201
Roper Technologies Inc.	25,881	10,192
CSX Corp.	141,315	10,115
FedEx Corp.	72,102	9,414
PACCAR Inc.	101,491	7,496
Cummins Inc.	43,890	7,444
Johnson Controls International plc	228,859	7,188
Parker-Hannifin Corp.	38,117	6,860
Otis Worldwide Corp.	121,403	6,392
3M Co.	39,422	6,167
Stanley Black & Decker Inc.	45,267	5,679
Republic Services Inc. Class A	59,686	5,101
* Carrier Global Corp.	242,652	4,967
Kansas City Southern	28,709	4,321
Fortive Corp.	68,633	4,185
* Teledyne Technologies Inc.	10,642	3,981
Delta Air Lines Inc.	135,643	3,420
Jacobs Engineering Group Inc.	38,253	3,214
Waste Management Inc.	27,628	2,949
Old Dominion Freight Line Inc.	16,754	2,866
* Trimble Inc.	61,963	2,424
Dover Corp.	24,268	2,360
Westinghouse Air Brake Technologies Corp.	38,501	2,351
Textron Inc.	68,538	2,123
Snap-on Inc.	16,302	2,114
JB Hunt Transport Services Inc.	17,492	2,093
Southwest Airlines Co.	64,260	2,063
Pentair plc	49,532	1,939

IDEX Corp.	11,211	1,787
* Aecom	44,583	1,728
* United Airlines Holdings Inc.	61,560	1,726
FLIR Systems Inc.	36,455	1,684
Knight-Swift Transportation Holdings Inc.	37,161	1,546
* HD Supply Holdings Inc.	47,777	1,515
ITT Inc.	25,782	1,488
* Stericycle Inc.	26,380	1,446
Oshkosh Corp.	20,020	1,438
Brunswick Corp.	24,559	1,351
AMETEK Inc.	13,726	1,259
Curtiss-Wright Corp.	12,534	1,257
* Ingersoll Rand Inc.	43,342	1,222
ManpowerGroup Inc.	17,646	1,220
Quanta Services Inc.	32,946	1,217
TransDigm Group Inc.	2,857	1,214
Littelfuse Inc.	7,113	1,156
Expeditors International of Washington Inc.	14,952	1,142
CoreLogic Inc.	22,464	1,113
^ American Airlines Group Inc.	103,163	1,083
AGCO Corp.	18,830	1,040
Regal Beloit Corp.	12,302	979
* Sensata Technologies Holding plc	27,235	971
* Clean Harbors Inc.	15,564	924
MSC Industrial Direct Co. Inc. Class A	13,198	915
* Kirby Corp.	17,843	915
* XPO Logistics Inc.	11,603	914
Hubbell Inc. Class B	7,387	904
Air Lease Corp. Class A	29,496	888
* United Rentals Inc.	6,320	878
Equifax Inc.	5,592	859
nVent Electric plc	45,835	840
Xerox Holdings Corp.	52,514	834
Crane Co.	14,514	809
* JetBlue Airways Corp.	78,765	793
CH Robinson Worldwide Inc.	9,670	785
* Colfax Corp.	27,952	784
Flowserve Corp.	29,815	778
Valmont Industries Inc.	6,336	722
Allegion plc	6,918	690
Alaska Air Group Inc.	19,834	678
Macquarie Infrastructure Corp.	22,186	630
Trinity Industries Inc.	30,394	607
Ryder System Inc.	15,560	533
Huntington Ingalls Industries Inc.	2,545	509
Fluor Corp.	42,861	498
BWX Technologies Inc.	7,169	449
Copa Holdings SA Class A	9,545	419
* WESCO International Inc.	11,999	400
Schneider National Inc. Class B	16,203	392
Nordson Corp.	1,661	313
* Resideo Technologies Inc.	39,140	276
ADT Inc.	36,503	258
Carlisle Cos. Inc.	2,133	256
Woodward Inc.	3,150	216
* Gates Industrial Corp. plc	15,149	152
Landstar System Inc.	1,068	124

Lincoln Electric Holdings Inc.	981	81
Spirit AeroSystems Holdings Inc. Class A	3,245	70
		306,836
Technology (7.3%)
Intel Corp.	1,280,284	80,568
* Micron Technology Inc.	330,755	15,846
Activision Blizzard Inc.	214,494	15,439
International Business Machines Corp.	104,793	13,089
Analog Devices Inc.	95,097	10,741
Cognizant Technology Solutions Corp. Class A	151,791	8,045
Applied Materials Inc.	127,941	7,188
L3Harris Technologies Inc.	32,919	6,566
Marvell Technology Group Ltd.	197,820	6,453
HP Inc.	412,909	6,251
Skyworks Solutions Inc.	48,313	5,727
Microchip Technology Inc.	50,512	4,850
Leidos Holdings Inc.	40,018	4,214
Western Digital Corp.	88,429	3,924
NortonLifeLock Inc.	167,254	3,810
Hewlett Packard Enterprise Co.	392,051	3,807
* Qorvo Inc.	34,469	3,610
Corning Inc.	154,390	3,519
* Autodesk Inc.	14,951	3,145
IHS Markit Ltd.	43,098	2,994
Maxim Integrated Products Inc.	50,084	2,889
* Ciena Corp.	45,749	2,528
* IAC/interactivecorp	9,221	2,493
Amdocs Ltd.	39,791	2,477
* Take-Two Interactive Software Inc.	18,010	2,452
Juniper Networks Inc.	98,588	2,392
* VeriSign Inc.	9,628	2,109
* ON Semiconductor Corp.	122,215	2,015
* Nuance Communications Inc.	84,331	1,929
* CACI International Inc. Class A	7,405	1,857
Motorola Solutions Inc.	13,402	1,814
* Zynga Inc.	197,715	1,809
MKS Instruments Inc.	16,231	1,714
* Arrow Electronics Inc.	23,830	1,646
* Cree Inc.	29,842	1,572
* IPG Photonics Corp.	9,911	1,540
Lam Research Corp.	5,243	1,435
National Instruments Corp.	36,252	1,404
SYNNEX Corp.	12,449	1,328
LogMeIn Inc.	14,151	1,201
DXC Technology Co.	77,116	1,096
Jabil Inc.	35,317	1,057
* Coherent Inc.	7,184	1,043
Dolby Laboratories Inc. Class A	16,648	1,011
* Electronic Arts Inc.	8,206	1,008
Avnet Inc.	29,155	794
* ViaSat Inc.	17,058	716
* Dell Technologies Inc.	12,512	621
* CommScope Holding Co. Inc.	56,700	585
Citrix Systems Inc.	3,699	548
Sabre Corp.	68,581	478
* EchoStar Corp. Class A	14,821	462
* Covetrus Inc.	29,772	455

* Akamai Technologies Inc.	4,090	433
* Ceridian HCM Holding Inc.	5,193	358
SS&C Technologies Holdings Inc.	5,924	343
* Cerence Inc.	11,183	334
* Dynatrace Inc.	7,318	282
* F5 Networks Inc.	1,317	191
* SolarWinds Corp.	10,227	187
* Medallia Inc.	3,852	109
		260,501
Utilities (11.5%)
Verizon Communications Inc.	1,238,153	71,045
AT&T Inc.	2,184,105	67,401
NextEra Energy Inc.	146,042	37,322
Dominion Energy Inc.	245,769	20,893
Duke Energy Corp.	217,843	18,654
Southern Co.	311,152	17,757
American Electric Power Co. Inc.	147,806	12,600
Exelon Corp.	289,911	11,106
Sempra Energy	84,325	10,651
Xcel Energy Inc.	156,767	10,195
WEC Energy Group Inc.	94,342	8,654
Eversource Energy	96,875	8,108
Public Service Enterprise Group Inc.	150,873	7,701
Consolidated Edison Inc.	99,444	7,464
American Water Works Co. Inc.	53,964	6,853
FirstEnergy Corp.	161,707	6,834
PPL Corp.	229,014	6,399
* T-Mobile US Inc.	61,853	6,188
Edison International	104,780	6,089
Entergy Corp.	59,512	6,060
DTE Energy Co.	55,388	5,958
Ameren Corp.	73,013	5,456
CMS Energy Corp.	84,665	4,960
Evergy Inc.	68,191	4,207
Atmos Energy Corp.	35,900	3,690
Alliant Energy Corp.	71,517	3,530
CenturyLink Inc.	324,101	3,186
Essential Utilities Inc.	64,461	2,821
NRG Energy Inc.	75,070	2,706
CenterPoint Energy Inc.	149,478	2,658
NiSource Inc.	111,326	2,653
Pinnacle West Capital Corp.	33,668	2,623
Vistra Energy Corp.	126,189	2,579
AES Corp.	198,062	2,474
* GCI Liberty Inc. Class A	29,140	2,016
UGI Corp.	61,837	1,969
* PG&E Corp.	159,216	1,888
OGE Energy Corp.	59,565	1,866
IDACORP Inc.	14,819	1,382
Hawaiian Electric Industries Inc.	32,059	1,265
National Fuel Gas Co.	24,840	1,043
Avangrid Inc.	16,322	726
Telephone and Data Systems Inc.	30,115	617
* United States Cellular Corp.	4,108	129
		410,376
Total Common Stocks (Cost $3,662,415)		3,563,770

	Coupon
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
1,2 Vanguard Market Liquidity Fund	0.307%		68,874	6,887

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
3 United States Cash Management Bill	0.116%	9/29/20	450	450
Total Temporary Cash Investments (Cost $7,336)				7,337
Total Investments (100.0%) (Cost $3,669,751)				3,571,107
Other Assets and Liabilities -Net (0.0%)2				1,561
Net Assets (100%)				3,572,668
Cost is in $000.

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $7,570,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
2 Collateral of $8,075,000 was received for securities on loan, of which $6,887,000 is held in Vanguard Market
Liquidity Fund and $1,188,000 is held in cash.
3 Securities with a value of $237,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

Futures Contracts
						($000)
						Value and
				Number of		Unrealized
				Long (Short)	Notional	Appreciation
			Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index			June 2020	18	2,738	42

Over-the-Counter Total Return Swaps

				Floating
				Interest
				Rate	Value and	Value and
			Notional	Received	Unrealized	Unrealized
Termination			Amount	(Paid)[1]	Appreciation	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(% )	($000)	($000)
Walmart Inc.	9/2/20	BOANA	5,470	(.330)	136	—
BOANA—Bank of America NA.
1 Payment received/paid monthly.

Russell 1000 Value Index Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily avai lable, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs.
The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund's target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation
(depreciation) until termination of the swap, at which time realized gain (loss) is recorded.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the

Russell 1000 Value Index Fund

event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination.
The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of May
31, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	3,563,770	—	—	3,563,770
Temporary Cash Investments	6,887	450	—	7,337
Total	3,570,657	450	—	3,571,107
Derivative Financial Instruments
Assets
Futures Contracts[1]	4	—	—	4
Swap Contracts	—	136	—	136
Total	4	136	—	140
1 Represents variation margin on the last day of the reporting period.